SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND WARRANT (Tables)	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Assumptions

The derivative liabilities were valued using Black-Scholes pricing model with the following average assumptions:

June 30, 2020
Stock Price	$0.0415
Exercise Price	$0.0332
Expected Life	1
Volatility	105%
Dividend Yield	0%
Risk-Free Interest Rate	2.63%

Fair Value	$148,628

Changes in assets and liabilities measured at fair value

The following table summarizes the changes in the Company’s assets and liabilities measured at fair value as of June 30, 2020:

	June 30, 2020	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Convertible promissory notes with embedded conversion option	$148,628		$148,628
Total	$148,628		$148,628

Summary of change in fair value of derivative liabilities

The following table sets forth a summary of change in fair value of the Company’s derivative liabilities for the six months ended June 30, 2020:

Fair value, January 1, 2020	$-
Change in fair value of embedded conversion features of debenture included in earnings	-
Embedded conversion option liability recorded in connection with the issuance of debenture	148,628
Fair value, June 30, 2020	$148,628